Provisions and Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Provisions and Other Non-Current Liabilities

	December 31,
	2024	2023
Net defined benefit plan obligations (see note 27)	523	535
Deferred compensation and employee incentives	75	74
Provisions	62	71
Other non-current liabilities	15	12
Total provisions and other non-current liabilities	675	692

Summary of Movement in Provisions
The following table presents the movement in provisions for the years ended December 31, 2024 and 2023:

	Employee-Related	Facilities-Related	Other	Total
Balance as of December 31, 2022	52	23	119	194
Charges (releases)	55	3	(4)	54
Utilization	(63)	(4)	(17)	(84)
Translation and other, net	1	1	(3)	(1)
Balance as of December 31, 2023	45	23	95	163
Less: short-term provisions	45	2	45	92
Long-term provisions	-	21	50	71

Balance as of December 31, 2023	45	23	95	163
Charges	21	-	19	40
Utilization	(45)	(2)	(29)	(76)
Translation and other, net	(1)	(1)	-	(2)
Balance as of December 31, 2024	20	20	85	125
Less: short-term provisions	20	1	42	63
Long-term provisions	-	19	43	62